Related Party Transactions - Schedule Of Balances Due To And From Related Parties (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Luna Pool Agency Limited [Member]
Schedule Of Balances Due To And From Related Parties [Line Items]
Related Party Transaction, Due from (to) Related Party, Current	$ 11,853		$ 0
Ocean Yield Malta Limited [Member]
Schedule Of Balances Due To And From Related Parties [Line Items]
Related Party Transaction, Due from (to) Related Party, Current		$ (61,448)	(68,506)
Due to Affiliate, Noncurrent	$ (61,448)		$ (68,506)